Performance Management - Goldman Sachs Financial Square Government Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at am.gs.com or by calling 1-800-621-2550.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	Because SEI Class Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Institutional Shares of the Fund (which are not offered in the Prospectus). SEI Class Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Bar Chart [Heading]	CALENDAR YEAR (Institutional Shares)*
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return1.33%December 31, 2023Worst Quarter Return0.01%December 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2025
Performance Availability Website Address [Text]	am.gs.com
Performance Availability Phone [Text]	1-800-621-2550
Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Dec. 31, 2020